Fair Value Measurements (Details) - Schedule of marketable securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Matures within one year:
Amortized cost	$ 177,949	$ 83,264
Gross unrealized gain	625	2,104
Gross unrealized loss	(1,189)	(14)
Fair value	177,385	85,354
Matures within one year: Corporate debentures [Member]
Matures within one year:
Amortized cost	25,430	13,106
Gross unrealized gain	170	210
Gross unrealized loss
Fair value	25,600	13,316
Matures within one year, Government debentures [Member]
Matures within one year:
Amortized cost	2,507	402
Gross unrealized gain	9
Gross unrealized loss
Fair value	2,516	402
Matures within one year [Member]
Matures within one year:
Amortized cost	27,937	13,508
Gross unrealized gain	179	210
Gross unrealized loss
Fair value	28,116	13,718
Matures after one year through four years: Corporate debentures [Member]
Matures within one year:
Amortized cost	140,364	63,611
Gross unrealized gain	435	1,815
Gross unrealized loss	(1,090)	(3)
Fair value	139,709	65,423
Matures after one year through four years: Government debentures [Member]
Matures within one year:
Amortized cost	9,648	6,145
Gross unrealized gain	11	79
Gross unrealized loss	(99)	(11)
Fair value	9,560	6,213
Matures after one year through four years [Member]
Matures within one year:
Amortized cost	150,012	69,756
Gross unrealized gain	446	1,894
Gross unrealized loss	(1,189)	(14)
Fair value	$ 149,269	$ 71,636